Document and Entity Information	Oct. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2024
Entity File Number	001-14785
Entity Registrant Name	GSE SYSTEMS, INC.
Entity Central Index Key	0000944480
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-1868008
Entity Address, Address Line One	6940 Columbia Gateway Dr., Suite 470
Entity Address, City or Town	Columbia
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21046
City Area Code	410
Local Phone Number	970-7800
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	GVP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false